BORROWINGS (Details 1) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Jan. 03, 2019
IfrsStatementLineItems [Line Items]
Interest rate					0.98%
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Principal amount		€ 21,441	€ 21,441			€ 21,441
Codere Online Business [Member] | Lendor [Member] | Debtor [Member]
IfrsStatementLineItems [Line Items]
Loan date		Dec. 30, 2011	Dec. 30, 2011	Dec. 30, 2011
Expire date		Dec. 30, 2023	Dec. 30, 2023	Dec. 30, 2023
Interest rate		6.00%	6.00%			6.00%
Codere Online Business [Member] | Lendor One [Member] | Debtor One [Member]
IfrsStatementLineItems [Line Items]
Loan date		Dec. 30, 2014	Dec. 30, 2014	Dec. 30, 2014
Expire date		Dec. 30, 2023	Dec. 30, 2023	Dec. 30, 2023
Interest rate		6.00%	6.00%			6.00%
Codere Online Business [Member] | Lendor Two [Member] | Debtor Two [Member]
IfrsStatementLineItems [Line Items]
Loan date		Mar. 01, 2015	Mar. 01, 2015	Mar. 01, 2015
Expire date		Mar. 01, 2024	Mar. 01, 2024	Mar. 01, 2024
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 15	€ 15			€ 15
Codere Online Business [Member] | Lendor Three [Member] | Debtor Three [Member]
IfrsStatementLineItems [Line Items]
Loan date		Jun. 01, 2015	Jun. 01, 2015	Jun. 01, 2015
Expire date		May 31, 2024	May 31, 2024	May 31, 2024
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 3,000	€ 3,000			€ 3,000
Codere Online Business [Member] | Lendor Four [Member] | Debtor Four [Member]
IfrsStatementLineItems [Line Items]
Loan date		Dec. 30, 2015	Dec. 30, 2015	Dec. 30, 2015
Expire date		Dec. 30, 2024	Dec. 30, 2024	Dec. 30, 2024
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 600	€ 600			€ 600
Codere Online Business [Member] | Lendor Five [Member] | Debtor Five [Member]
IfrsStatementLineItems [Line Items]
Loan date		Dec. 30, 2016	Dec. 30, 2016	Dec. 30, 2016
Expire date		Dec. 30, 2021	Dec. 30, 2021	Dec. 30, 2021
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 3,500	€ 3,500			€ 3,500
Codere Online Business [Member] | Lendor Six [Member] | Debtor Six [Member]
IfrsStatementLineItems [Line Items]
Loan date		Dec. 30, 2017	Dec. 30, 2017	Dec. 30, 2017
Expire date		Dec. 30, 2022	Dec. 30, 2022	Dec. 30, 2022
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 6,000	€ 6,000			€ 6,000
Codere Online Business [Member] | Lendor Seven [Member] | Debtor Seven [Member]
IfrsStatementLineItems [Line Items]
Loan date		Dec. 30, 2018	Dec. 30, 2018	Dec. 30, 2018
Expire date		Dec. 30, 2023	Dec. 30, 2023	Dec. 30, 2023
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 300	€ 300			€ 300
Codere Online Business [Member] | Lendor Eight [Member] | Debtor Eight [Member]
IfrsStatementLineItems [Line Items]
Loan date		Jan. 23, 2019	Jan. 23, 2019	Jan. 23, 2019
Expire date		Jan. 16, 2024	Jan. 16, 2024	Jan. 16, 2024
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 2,650				€ 2,650
Codere Online Business [Member] | Lendor Nine [Member] | Debtor Nine [Member]
IfrsStatementLineItems [Line Items]
Loan date		Mar. 01, 2019	Mar. 01, 2019	Mar. 01, 2019
Expire date		Mar. 01, 2024	Mar. 01, 2024	Mar. 01, 2024
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 250	€ 250			€ 250
Codere Online Business [Member] | Lendor Ten [Member] | Debtor Ten [Member]
IfrsStatementLineItems [Line Items]
Loan date		Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Expire date		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Interest rate		6.00%	6.00%			6.00%
Principal amount		€ 5,000	€ 5,000			€ 5,000
Balance Loan [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Loans	€ 21,441	21,441
Other borrowings	17,777	30,236
Total	39,218	51,677
Drawdown Related Party Debt [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Loans	0	0
Other borrowings	450	245
Total	450	245
Related Party Non Cash Receivable [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Loans	0	0
Other borrowings	0	0
Total	0	0
Related Party Non Cash Settlement [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Loans	(21,441)	0
Other borrowings	(17,088)	(12,704)
Total	(38,529)	(12,704)
Foregin Exchange Movement [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Loans	0	0
Other borrowings	0	0
Total	0	0
Changesin Fair Value [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Loans	0	0
Other borrowings	0	0
Total	0	0
Balance Loan 1 [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Loans	0	21,441
Other borrowings	1,139	17,777
Total	€ 1,139	€ 39,218